Appendix I: Scope of Consolidation - Main Consolidated Companies of the Telefonica Group (Details)
€ in Millions, ¥ in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions
	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 VEF ( )	Dec. 31, 2021 COP ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 UYU ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of subsidiaries [line items]
Capital	€ 28,684												€ 18,260	€ 25,450	€ 26,980
Investments accounted for by the equity method	12,773												€ 427
Telefónica de España, S.A.U. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital	€ 1,024
%Telefónica Group	100.00%
Telefónica Móviles España, S.A.U. Wireless communications services provider
Disclosure of subsidiaries [line items]
Capital	€ 209
%Telefónica Group	100.00%
Teleinformática y Comunicaciones, S.A.U. (Telyco) Promotion, marketing and distribution of telephone and telematic equipment and services
Disclosure of subsidiaries [line items]
Capital	€ 8
%Telefónica Group	100.00%
Telefónica Soluciones de Informática y Com. de España S.A.U. Telecommunications systems, networks and infrastructure engineering
Disclosure of subsidiaries [line items]
Capital	€ 2
%Telefónica Group	100.00%
Telefónica Soluciones de Outsourcing, S.A. Promotion and networks management
Disclosure of subsidiaries [line items]
Capital	€ 1
%Telefónica Group	100.00%
Telefónica Servicios Integrales de Distribución S.A.U. Logistic service provider
Disclosure of subsidiaries [line items]
Capital	€ 2
%Telefónica Group	100.00%
Telefónica de Contenidos, S.A.U. Organization and operation of multimedia service-related business
Disclosure of subsidiaries [line items]
Capital	€ 226
%Telefónica Group	100.00%
Telefónica Servicios Audiovisuales, S.A.U. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Capital	€ 6
%Telefónica Group	100.00%
Telefónica Broadcast Services, S.L.U. DSNG-based transmission and operation services
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
TBSC Barcelona Producciones, S.L.U.
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica Audiovisual Digital, S.L.U. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Capital	€ 46
%Telefónica Group	100.00%
Compañía Independiente de Televisión, S.L. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Capital	€ 1
%Telefónica Group	100.00%
Telefónica Global Technology, S.A.U. Global management and operation of IT systems
Disclosure of subsidiaries [line items]
Capital	€ 16
%Telefónica Group	100.00%
Buendía Producción, S.L.
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	50.00%
Telefónica Educación Digital, S.L. Vertical e-learning portal
Disclosure of subsidiaries [line items]
Capital	€ 1
%Telefónica Group	100.00%
Telefónica Deutschland Holding A.G Holding company
Disclosure of subsidiaries [line items]
Capital	€ 2,975
%Telefónica Group	69.93%
Telefónica Deutschland Holding A.G Holding company | Telefónica Germany Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
%Telefónica Group	69.22%
Telefónica Deutschland Holding A.G Holding company | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	0.71%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator
Disclosure of subsidiaries [line items]
Capital	€ 51
%Telefónica Group	69.93%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | Telefonica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
%Telefónica Group	69.92%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | T Germany Management GmbH
Disclosure of subsidiaries [line items]
%Telefónica Group	0.01%
E-Plus Services GmbH Wireless communications services operator
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	69.93%
Telefónica Germany Next GmbH Technological and consulting services in Big Data provider
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	69.93%
O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	69.93%
Telefônica Brasil, S.A.
Disclosure of subsidiaries [line items]
Capital | R$		R$ 63,571
%Telefónica Group	74.20%
Telefônica Brasil, S.A. | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	29.77%
Telefônica Brasil, S.A. | Telefónica Latinoamérica Holding, S.L. Sociedad holding
Disclosure of subsidiaries [line items]
%Telefónica Group	24.09%
Telefônica Brasil, S.A. | Sao Paulo Telecomunicaçoes Participaçoes Ltda Holding company
Disclosure of subsidiaries [line items]
%Telefónica Group	19.67%
Telefônica Brasil, S.A. | Telefonica Chile
Disclosure of subsidiaries [line items]
%Telefónica Group	0.06%
Terra Networks Brasil, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Capital | R$		0
%Telefónica Group	74.20%
Telefônica Infraestructura e Segurança Brasil Ltda. Security services and systems
Disclosure of subsidiaries [line items]
Capital | R$		0
%Telefónica Group	74.20%
Telefónica Hispam Norte
Disclosure of subsidiaries [line items]
Capital	€ 19
%Telefónica Group	100.00%
Telefónica Venezolana, C.A. Wireless communications operator
Disclosure of subsidiaries [line items]
Capital |			145
%Telefónica Group	100.00%
Telefónica Venezolana, C.A. Wireless communications operator | Latin American Cellular Holdings
Disclosure of subsidiaries [line items]
%Telefónica Group	97.44%
Telefónica Venezolana, C.A. Wireless communications operator | Comtel Comunicaciones Telefonica
Disclosure of subsidiaries [line items]
%Telefónica Group	2.56%
Colombia Telecomunicaciones S.A. ESP BIC Communications services operator
Disclosure of subsidiaries [line items]
Capital | $				$ 3,410
%Telefónica Group	67.50%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator
Disclosure of subsidiaries [line items]
Capital | $				3,330
%Telefónica Group	67.50%
Telefónica Móviles México, S.A. de C.V. Holding Company
Disclosure of subsidiaries [line items]
Capital | $					$ 100,264
%Telefónica Group	100.00%
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services
Disclosure of subsidiaries [line items]
Capital | $					47
%Telefónica Group	100.00%
Fisatel México, S.A. de C.V. SOFOM E.N.R. Integrated cash mangement, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Capital | $					3,505
%Telefónica Group	100.00%
Fisatel México, S.A. de C.V. SOFOM E.N.R. Integrated cash mangement, consulting and financial support for Group companies | Telefónica Hispam Norte
Disclosure of subsidiaries [line items]
%Telefónica Group	99.99%
Fisatel México, S.A. de C.V. SOFOM E.N.R. Integrated cash mangement, consulting and financial support for Group companies | Pegaso Pcs S.A. de CV
Disclosure of subsidiaries [line items]
%Telefónica Group	0.01%
Otecel, S.A. Wireless communications services provider
Disclosure of subsidiaries [line items]
Capital | $						$ 183
%Telefónica Group	100.00%
Telefónica de Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital | $							$ 111,610
%Telefónica Group	100.00%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	11.43%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefónica Latinoamérica Holding, S.L. Sociedad holding
Disclosure of subsidiaries [line items]
%Telefónica Group	9.22%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
%Telefónica Group	78.93%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefónica International Holding, B.V Holding company
Disclosure of subsidiaries [line items]
%Telefónica Group	0.42%
Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital | $							13,964
%Telefónica Group	100.00%
Telefónica Móviles Argentina, S.A. Telecommunications service provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	73.20%
Telefónica Móviles Argentina, S.A. Telecommunications service provider | Telefónica Latinoamérica Holding, S.L. Sociedad holding
Disclosure of subsidiaries [line items]
%Telefónica Group	25.28%
Telefónica Móviles Argentina, S.A. Telecommunications service provider | Telefónica International Holding, B.V Holding company
Disclosure of subsidiaries [line items]
%Telefónica Group	1.52%
Telefónica Móviles Chile, S.A.
Disclosure of subsidiaries [line items]
Capital | $								$ 1,364,872
%Telefónica Group	100.00%
Telefónica Móviles Chile, S.A. | Telefónica Hispam Norte
Disclosure of subsidiaries [line items]
%Telefónica Group	1.04%
Telefónica Móviles Chile, S.A. | Inversiones Telefonica Internacional Holding, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	98.96%
Telefónica Chile, S.A. Local and international long distance telephony services provider
Disclosure of subsidiaries [line items]
Capital | $								569,773
%Telefónica Group	99.14%
Telefónica Chile Holdings, S.L. Holding Company
Disclosure of subsidiaries [line items]
Capital | $								0
%Telefónica Group	100.00%
Telefónica del Perú, S.A.A. Local, domestic and international long distance telephone service provider
Disclosure of subsidiaries [line items]
Capital | S/									S/ 2,954
%Telefónica Group	98.94%
Media Networks Latin America, S.A.C Telecommunications research activities and proyects
Disclosure of subsidiaries [line items]
Capital | $						48
%Telefónica Group	100.00%
Telefónica Móviles del Uruguay, S.A. Wireless communications and services operator
Disclosure of subsidiaries [line items]
Capital | $										$ 1,107
%Telefónica Group	100.00%
Telefónica Infra, S.L.
Disclosure of subsidiaries [line items]
Capital	€ 10
%Telefónica Group	100.00%
Telefónica Infra Germany GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica O2 Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital | £											£ 9
%Telefónica Group	100.00%
Telefónica O2 Holdings Ltd. Holding company | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	99.99%
Telefónica O2 Holdings Ltd. Holding company | Telefonica Capital S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	0.01%
MmO2 plc Holding company
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
O2 International Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
O2 (Netherlands ) Holdings BV. Holding company
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica Germany Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital	€ 3,463
%Telefónica Group	100.00%
O2 (Europe) Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital	€ 6,895
%Telefónica Group	100.00%
Telefónica International Holding, B.V Holding company
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica Latinoamérica Holding, S.L. Sociedad holding
Disclosure of subsidiaries [line items]
Capital	€ 237
%Telefónica Group	100.00%
Sao Paulo Telecomunicaçoes Participaçoes Ltda Holding company
Disclosure of subsidiaries [line items]
Capital | R$		16,604
%Telefónica Group	100.00%
Sao Paulo Telecomunicaçoes Participaçoes Ltda Holding company | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	39.40%
Sao Paulo Telecomunicaçoes Participaçoes Ltda Holding company | Telefónica Latinoamérica Holding, S.L. Sociedad holding
Disclosure of subsidiaries [line items]
%Telefónica Group	60.60%
Telefónica Global Solutions, S.L.U. International service provider
Disclosure of subsidiaries [line items]
Capital	€ 1
%Telefónica Group	100.00%
Telefonica Global Solutions USA, Inc. Provision of telecommunications services
Disclosure of subsidiaries [line items]
Capital | $						202
%Telefónica Group	100.00%
Telefonica Global Solutions Germany GmbH.
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica Global Solutions México, S.A. de C.V. Carrying out research activities and projects in the field of telecommunications
Disclosure of subsidiaries [line items]
Capital | $					31
%Telefónica Group	100.00%
Telefónica Digital España, S.L. Developer Telco Services Holding Company
Disclosure of subsidiaries [line items]
Capital	€ 26
%Telefónica Group	100.00%
Telefónica Digital Ltd. Developer Telco Services
Disclosure of subsidiaries [line items]
Capital | £											87
%Telefónica Group	100.00%
Telefonica Open Innovation S.L. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Capital	€ 2
%Telefónica Group	100.00%
Wayra Chile Tecnología e Innovación Limitada Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital | $								29,899
%Telefónica Group	100.00%
Wayra Brasil Desenvolvedora e Apoiadora de Projetos Ltda Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital | R$		49
%Telefónica Group	100.00%
WY Telecom, S.A. de C.V. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Capital | $					173
%Telefónica Group	100.00%
Wayra Argentina, S.A. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Capital | $							572
%Telefónica Group	100.00%
Wayra Argentina, S.A. Talent identification and development in ICT | Telefónica Latinoamérica Holding, S.L. Sociedad holding
Disclosure of subsidiaries [line items]
%Telefónica Group	5.00%
Wayra Argentina, S.A. Talent identification and development in ICT | Telefonica Open Innovation S.L. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
%Telefónica Group	95.00%
Wayra Colombia, S.A.S. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital | $				2,304
%Telefónica Group	100.00%
Proyecto Wayra, C.A. Commercial, industrial and mercantile activities
Disclosure of subsidiaries [line items]
Capital |			1
%Telefónica Group	100.00%
Wayra Perú Aceleradora de Proyectos, S.A.C. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital | S/									28
%Telefónica Group	100.00%
Wayra UK Ltd. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Terra Networks Perú, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Capital | S/									10
%Telefónica Group	100.00%
Terra Networks Argentina, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Capital | $							22
%Telefónica Group	100.00%
Terra Networks Argentina, S.A. ISP and portal | Telefónica Latinoamérica Holding, S.L. Sociedad holding
Disclosure of subsidiaries [line items]
%Telefónica Group	99.99%
Terra Networks Argentina, S.A. ISP and portal | Telefónica International Holding, B.V Holding company
Disclosure of subsidiaries [line items]
%Telefónica Group	0.01%
Telfisa Global, B.V. Integrated cash management, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica Global Activities Holding, B.V. Holding Company
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica Global Services, GmbH Purchasing services
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica Global Roaming, GmbH Optimization of network traffic
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Group 3G UMTS Holding GmbH Holding Company
Disclosure of subsidiaries [line items]
Capital	€ 250
%Telefónica Group	100.00%
Telefónica Compras Electrónicas, S.L. Development and provision of information Society services
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefonica Iot & Big Data Tech S.A. Provision of telemarketing services
Disclosure of subsidiaries [line items]
Capital	€ 1
%Telefónica Group	100.00%
Telfin Ireland
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica Ingeniería de Seguridad, S.A.U. Security services and systems
Disclosure of subsidiaries [line items]
Capital	€ 8
%Telefónica Group	100.00%
Telefónica Capital, S.A.U. Finance company
Disclosure of subsidiaries [line items]
Capital	€ 7
%Telefónica Group	100.00%
Lotca Servicios Integrales, S.L. Aircraft ownership and operation
Disclosure of subsidiaries [line items]
Capital	€ 17
%Telefónica Group	100.00%
Fonditel Pensiones, Entidad Gestora de Fondos de Pensiones, S.A Administration of pension funds
Disclosure of subsidiaries [line items]
Capital	€ 16
%Telefónica Group	70.00%
Fonditel Gestión, Soc. Gestora de Instituciones de Inversión Colectiva, S.A. Administration and representation of collective investment schemes
Disclosure of subsidiaries [line items]
Capital	€ 2
%Telefónica Group	100.00%
Telefónica Investigación y Desarrollo, S.A.U. Telecommunications research activities and projects
Disclosure of subsidiaries [line items]
Capital	€ 7
%Telefónica Group	100.00%
Telefónica Luxembourg Holding, S.à.r.L. Holding company
Disclosure of subsidiaries [line items]
Capital	€ 3
%Telefónica Group	100.00%
Nova Casiopea RE S.A. Reinsurance
Disclosure of subsidiaries [line items]
Capital	€ 15
%Telefónica Group	100.00%
Telefónica Seguros y Reaseguros Compañía Aseguradora, S.A.U. Realización de operaciones de seguros directos
Disclosure of subsidiaries [line items]
Capital	€ 24
%Telefónica Group	100.00%
Telefónica Finanzas, S.A.U. Integrated cash management, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Capital	€ 3
%Telefónica Group	100.00%
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	16.67%
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts | Telefónica Finanzas, S.A.U. Integrated cash management, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
%Telefónica Group	83.33%
Telefonica Europe, B.V.
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica Participaciones, S.A.U. Financial debt instrument issuer
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefonica Emisiones S.A.U.
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Alianca Atlantica Holding B.V.
Disclosure of subsidiaries [line items]
Capital	€ 150
%Telefónica Group	87.10%
Alianca Atlantica Holding B.V. | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Alianca Atlantica Holding B.V. | Telefonica Brasil S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	37.06%
Telefónica Serviços Empresariais do BRASIL, Ltda.
Disclosure of subsidiaries [line items]
Capital | R$		63
%Telefónica Group	100.00%
Telefónica Gestión Integral de Edificios y Servicios S.L.
Disclosure of subsidiaries [line items]
Capital	€ 29
%Telefónica Group	100.00%
Tempotel, Empresa de Trabajo Temporal, S.A.
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
O2 Worldwide Limited
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Telefonica Servicios Globales S.L.
Disclosure of subsidiaries [line items]
Capital	€ 1
%Telefónica Group	100.00%
Telefonica Holding Atticus, B.V.
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica Soluciones de Criptografía, S.A.
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefónica Centroamérica Inversiones ,S.L.
Disclosure of subsidiaries [line items]
Capital	€ 1
%Telefónica Group	60.00%
Telefónica Tech S.L.
Disclosure of subsidiaries [line items]
Capital	€ 7
%Telefónica Group	100.00%
Telefónica Cybersecurity & Cloud Tech S.L.
Disclosure of subsidiaries [line items]
Capital	€ 15
%Telefónica Group	100.00%
Telefónica Cybersecurity & Cloud Tech Chile SpA.
Disclosure of subsidiaries [line items]
Capital | $								25,301
%Telefónica Group	100.00%
Telefónica Tech Inc.
Disclosure of subsidiaries [line items]
Capital | $						9
%Telefónica Group	100.00%
iHackLabs Ltd.
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Audertis Audit Services S.L.
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Govertis Advisory Services S.L.
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefonica Cybersecurity Tech Colombia S.A.S.
Disclosure of subsidiaries [line items]
Capital | $				406
%Telefónica Group	100.00%
Telefonica Cybersecurity Tech Mexico, S.A de C.V.
Disclosure of subsidiaries [line items]
Capital | $					48
%Telefónica Group	100.00%
Telefônica Cibersegurança e Tecnología do Brasil Ltda
Disclosure of subsidiaries [line items]
Capital | R$		26
%Telefónica Group	100.00%
Telefónica Cybersecurity & Cloud Tech Perú S.A.C
Disclosure of subsidiaries [line items]
Capital | S/									30
%Telefónica Group	100.00%
Telefonica Cybersecurity Tech Ecuador Tctech S.A.
Disclosure of subsidiaries [line items]
Capital | $						0
%Telefónica Group	100.00%
Telefonica Cybersecurity Tech Ecuador Tctech S.A. | Otecel, S.A. Wireless communications services provider
Disclosure of subsidiaries [line items]
%Telefónica Group	99.00%
Telefonica Cybersecurity Tech Ecuador Tctech S.A. | Telefonica Global Solutions Ecuador TGSE, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	1.00%
Telefónica Cybersecurity Tech Argentina S.A.
Disclosure of subsidiaries [line items]
Capital | $							$ 0
%Telefónica Group	100.00%
Telefónica Cybersecurity Tech Argentina S.A. | Telefónica de Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
%Telefónica Group	95.00%
Telefónica Cybersecurity Tech Argentina S.A. | Telefonica Global Solutions Argentina S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	5.00%
Telefonica Cybersecurity & Cloud Tech Deutschland GmbH
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Acens Technologies, S.L. Holding housing and telecommunications solutions Service provider
Disclosure of subsidiaries [line items]
Capital	€ 2
%Telefónica Group	100.00%
Altostratus Solutions, S.L.
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefonica Tech UK & Ireland, Limited
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Telefonica Tech UK Holdings Limited
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Telefonica Tech UK TOG Limited
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Telefonica Tech UK Managed Services Limited
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Telefonica Tech UK Limited
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Telefonica Tech Northern Ireland Holdings Limited
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Telefonica Tech Communication & Collaboration Limited
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Telefonica Tech Northern Ireland Limited
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Telefonica Tech Ireland Limited
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	100.00%
Telefonica Tech Ocean Limited
Disclosure of subsidiaries [line items]
Capital | £											0
%Telefónica Group	100.00%
Pontel Participaciones, S.L. Holding company
Disclosure of subsidiaries [line items]
Capital	€ 0
%Telefónica Group	83.35%
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Capital	€ 260
%Telefónica Group	50.01%
Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
Capital | $						417
%Telefónica Group	50.01%
Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Capital	€ 5
%Telefónica Group	50.01%
Telxius Cable República Dominicana, S.A.S.
Disclosure of subsidiaries [line items]
Capital | $						6
%Telefónica Group	50.01%
Telxius Cable República Dominicana, S.A.S. | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group	49.51%
Telxius Cable República Dominicana, S.A.S. | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
%Telefónica Group	0.50%
Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
Capital | $						78
%Telefónica Group	50.01%
Telxius Cable Argentina, S.A. | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group	49.98%
Telxius Cable Argentina, S.A. | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
%Telefónica Group	0.03%
Telxius Cable Panamá, S.A. Installation and operation of telecommunications networks for wholesalers
Disclosure of subsidiaries [line items]
Capital | $						12
%Telefónica Group	50.01%
Telxius Cable Puerto Rico, Inc. High capacity optical fibre network communications services
Disclosure of subsidiaries [line items]
Capital | $						14
%Telefónica Group	50.01%
Telxius Cable USA, Inc. High bandwidth communications services
Disclosure of subsidiaries [line items]
Capital | $						58
%Telefónica Group	50.01%
Telxius Cable Ecuador, S.A. Sale of usage of data transmission capacity via an underwater optical fibre network
Disclosure of subsidiaries [line items]
Capital | $						5
%Telefónica Group	50.01%
Telxius Cable Chile S.A. [Member]
Disclosure of subsidiaries [line items]
Capital | $						37
%Telefónica Group	50.01%
Telxius Cable Guatemala, S.A. Installation and operation of telecommunications networks for wholesalers
Disclosure of subsidiaries [line items]
Capital | $						24
%Telefónica Group	50.01%
Telxius Cable Perú, S.A.C. Involvement in the operation and deployment of international telecommunications services via underwater cables and others means
Disclosure of subsidiaries [line items]
Capital | $						20
%Telefónica Group	50.01%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system
Disclosure of subsidiaries [line items]
Capital | $						4
%Telefónica Group	50.01%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group	47.50%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Chile S.A. [Member]
Disclosure of subsidiaries [line items]
%Telefónica Group	0.83%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Perú, S.A.C. Involvement in the operation and deployment of international telecommunications services via underwater cables and others means
Disclosure of subsidiaries [line items]
%Telefónica Group	0.84%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Guatemala, S.A. Installation and operation of telecommunications networks for wholesalers
Disclosure of subsidiaries [line items]
%Telefónica Group	0.83%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	0.01%
Telxius Cable Brasil Participaçoes, Ltda. Holding company
Disclosure of subsidiaries [line items]
Capital | $						62
%Telefónica Group	50.01%
Telxius Cable Brasil, Ltda. Operation and deployment of telecommunications infrastructure
Disclosure of subsidiaries [line items]
Capital | $						74
%Telefónica Group	50.01%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
Capital | $						10
%Telefónica Group	50.01%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group	49.01%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
%Telefónica Group	0.50%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	0.50%
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services
Disclosure of subsidiaries [line items]
Capital | $						42
%Telefónica Group	59.58%
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services | Telefónica Centroamérica Inversiones ,S.L.
Disclosure of subsidiaries [line items]
%Telefónica Group	59.46%
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services | Telefonica Multiservicios S.A. de C.V.
Disclosure of subsidiaries [line items]
%Telefónica Group	0.12%
VMED O2 UK Ltd
Disclosure of subsidiaries [line items]
Capital | £											£ 0
%Telefónica Group	50.00%
FiBrasil Infraestructura e Fibra Otica S.A.
Disclosure of subsidiaries [line items]
Capital | R$		0
%Telefónica Group	43.55%
FiBrasil Infraestructura e Fibra Otica S.A. | Telefonica Brasil S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	21.78%
FiBrasil Infraestructura e Fibra Otica S.A. | Telefónica Infra, S.L.
Disclosure of subsidiaries [line items]
%Telefónica Group	21.77%
HoldCo infraCo SpA
Disclosure of subsidiaries [line items]
%Telefónica Group	39.66%
Investments accounted for by the equity method | $								0
InfraCo, SpA
Disclosure of subsidiaries [line items]
%Telefónica Group	39.66%
Investments accounted for by the equity method | $								0
Telefónica Factoring España, S.A. Factoring services provider
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method	€ 5
Telefónica Factoring Do Brasil, Ltd. Factoring services provider
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method | R$		R$ 5
Telefónica Factoring Do Brasil, Ltd. Factoring services provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	40.00%
Telefónica Factoring Do Brasil, Ltd. Factoring services provider | Telefonica Factoring Espana
Disclosure of subsidiaries [line items]
%Telefónica Group	10.00%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method | $					$ 34
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	40.50%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider | Telefonica Factoring Espana
Disclosure of subsidiaries [line items]
%Telefónica Group	9.50%
Telefónica Factoring Perú, S.A.C. Factoring services provider
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method | S/									6
Telefónica Factoring Perú, S.A.C. Factoring services provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	40.50%
Telefónica Factoring Perú, S.A.C. Factoring services provider | Telefonica Factoring Espana
Disclosure of subsidiaries [line items]
%Telefónica Group	9.50%
Telefónica Factoring Colombia, S.A. Factoring services provider
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method | $				4,000
Telefónica Factoring Colombia, S.A. Factoring services provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group	40.50%
Telefónica Factoring Colombia, S.A. Factoring services provider | Telefonica Factoring Espana
Disclosure of subsidiaries [line items]
%Telefónica Group	9.50%
Telefónica Factoring Chile, SpA. Factoring services provider
Disclosure of subsidiaries [line items]
Capital | $								$ 547
%Telefónica Group	50.00%
Mobile Financial Services Holding SPRL Financial services
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method | $						$ 198
Mobile Financial Services Holding SPRL Financial services | Telefónica International Holding, B.V Holding company
Disclosure of subsidiaries [line items]
%Telefónica Group	26.28%
Mobile Financial Services Holding SPRL Financial services | Telefonica Holding Atticus, B.V.
Disclosure of subsidiaries [line items]
%Telefónica Group	23.72%
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method	€ 5
Movistar Consumer Finance Colombia SAS.
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method | $				$ 6,000
The Smart Steps Data Technology Company Big data services in China
Disclosure of subsidiaries [line items]
%Telefónica Group	37.50%
Investments accounted for by the equity method | ¥												¥ 0
Internet para todos S.A.C
Disclosure of subsidiaries [line items]
%Telefónica Group	54.10%
Investments accounted for by the equity method | S/									S/ 0
Movistar Prosegur Alarmas
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method	€ 0
Prosegur Soluciones S.A.U.
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method	€ 0
Buendía Estudios, S.L. Service provision related to film and video production activities
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method	€ 0
Buendia Estudios Uno, S.L.U.
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method	€ 0
Buendia Estudios Dos, S.L.U.
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%
Investments accounted for by the equity method	€ 0
UGG TopCo/HoldCo General Partner GmbH.
Disclosure of subsidiaries [line items]
%Telefónica Group	46.92%
Investments accounted for by the equity method	€ 0
UGG TopCo/HoldCo General Partner GmbH. | Telefonica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
%Telefónica Group	6.92%
UGG TopCo/HoldCo General Partner GmbH. | Telefónica Infra Germany GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
%Telefónica Group	40.00%
UGG TopCo GmbH & Co KG
Disclosure of subsidiaries [line items]
%Telefónica Group	46.92%
Investments accounted for by the equity method	€ 0
UGG TopCo GmbH & Co KG | Telefonica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
%Telefónica Group	6.92%
UGG TopCo GmbH & Co KG | Telefónica Infra Germany GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
%Telefónica Group	40.00%
UGG HoldCo GmbH& Co KG
Disclosure of subsidiaries [line items]
%Telefónica Group	46.92%
Investments accounted for by the equity method	€ 0
UGG General Partner GmbH
Disclosure of subsidiaries [line items]
%Telefónica Group	46.92%
Investments accounted for by the equity method	€ 0
Unsere Grüne Glasfaser GmbH & Co KG
Disclosure of subsidiaries [line items]
%Telefónica Group	46.92%
Investments accounted for by the equity method	€ 0
Daytona Midco SLU.
Disclosure of subsidiaries [line items]
%Telefónica Group	13.94%
Investments accounted for by the equity method	€ 0
Digital Data Centre BidCo, SLU.
Disclosure of subsidiaries [line items]
%Telefónica Group	13.94%
Investments accounted for by the equity method	€ 0